Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 14, 2011	Mar. 16, 2011	Mar. 14, 2011	Mar. 08, 2011	Dec. 31, 2010
Common stock, par value	$ 0	$ 0	$ 0		$ 0		$ 0
Common stock, shares authorized					500,000,000			400,000
Common stock, shares issued	209,867,426	209,529,412	209,529,412	9,529,412		241,882,966
Common stock, shares outstanding	209,867,426	209,529,412	209,529,412			241,882,966
Class A Shares Of Common Stock [Member]
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	420,000,000	420,000,000			420,000,000			240,000
Common stock, shares issued	129,867,426	129,529,412	129,529,412			145,129,780		234,000
Common stock, shares outstanding	129,867,426	129,529,412	129,529,412			145,129,780		234,000
Class B Shares Of Common Stock [Member]
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	80,000,000	80,000,000			80,000,000			160,000
Common stock, shares issued	80,000,000	80,000,000	80,000,000			96,753,186		156,000
Common stock, shares outstanding	80,000,000	80,000,000	80,000,000			96,753,186		156,000